Risk Management (Details) - Schedule of Financial Assets and Associated Collateral - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	$ 596,720	$ 479,374
Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	41,323,844	40,811,886
Expected credit loss allowance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(1,192,690)	(1,149,991)
Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	44,174,339	43,513,411
Collateral	28,408,662	27,451,044
Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	15,765,677	16,062,367
Credit Risk | Expected credit loss allowance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(1,211,079)	(1,171,096)
Interbank loans | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	31,283	68,440
Interbank loans | Expected credit loss allowance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(1)	(2)
Interbank loans | Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	31,283	68,440
Collateral	11	3,677
Interbank loans | Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	31,272	64,763
Interbank loans | Credit Risk | Expected credit loss allowance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(1)	(2)
Commercial loans | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	16,696,805	17,049,698
Commercial loans | Expected credit loss allowance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(235,103)	(227,506)
Commercial loans | Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	17,821,154	18,071,657
Collateral	10,014,312	9,893,336
Commercial loans | Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	7,806,842	8,178,321
Commercial loans | Credit Risk | Expected credit loss allowance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(685,403)	(659,594)
Mortgage loans | Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	17,559,769	17,073,439
Collateral	17,367,966	16,589,333
Mortgage loans | Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	191,803	484,106
Mortgage loans | Credit Risk | Expected credit loss allowance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(226,370)	(216,133)
Consumer Loans | Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	5,911,638	5,598,350
Collateral	558,906	586,050
Consumer Loans | Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	5,352,732	5,012,300
Consumer Loans | Credit Risk | Expected credit loss allowance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	(280,916)	(274,262)
Contingent loans exposure | Credit Risk
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Maximum exposure to credit risk	2,850,495	2,701,525
Collateral	467,467	378,648
Contingent loans exposure | Credit Risk | Gross balance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	2,383,028	2,322,877
Contingent loans exposure | Credit Risk | Expected credit loss allowance
Risk Management (Details) - Schedule of Financial Assets and Associated Collateral [Line Items]
Total financial assets	$ (18,389)	$ (21,105)